RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Income tax and social contributions (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Current assets:
Anticipations / Negative Balance | R$		R$ 1,874,475		R$ 1,086,367
Noncurrent assets:
Income tax and social contribution | R$		471,568		1,488,158
Noncurrent liabilities:
Deferred | R$		R$ 7,891,121		R$ 7,465,898
IRPJ/CSLL
Current assets:
Anticipations / Negative Balance	$ 1,874,475		$ 1,086,367
Noncurrent assets:
Negative balance	471,568		1,488,158
Deferred	1,010,810		839,708
Income tax and social contribution	1,482,378		2,327,866
Noncurrent liabilities:
Deferred	$ 8,901,931		$ 8,305,606